Biological Assets (Tables)	12 Months Ended
Dec. 31, 2023
Biological Assets [Abstract]
Schedule of Current and Non-Current Biological Assets	Amortization of breed stock fish is included under the caption “Cost of goods sold” in the statement of income.
Current biological assets (consumable):	December 31, 2023		December 31, 2022
	Amount	Quantity (thousands)	Amount	Quantity (thousands)
Chicken and eggs	685,465	560,414	737,911	615,040
Cattle	62,556	19	59,356	60
Hogs	776,125	8,516	859,905	7,922
Lamb	126	1	737	6
Fish (biomass – kg)	187,881	21,678	203,197	25,256
Total current	1,712,153		1,861,106
Non-current biological assets (bearer assets):	December 31, 2023		December 31, 2022
	Amount	Quantity (thousands)	Amount	Quantity (thousands)
Mature chickens (breeding stage)	211,021	23,745	173,416	24,598
Immature chickens (in development) and eggs	182,741	16,867	182,498	21,241
Cattle	2,534	1	1,759	1
Hogs	116,160	670	128,634	716
Mature fish (biomass – kg)	2,343	84	2,110	93
Immature fish (biomass – kg) and eggs	14,140	514	11,570	382
Eucalyptus forests (hectares)	2,538	2,232	1,971	2,232
Total non-current	531,477		501,958
Total of biological assets:	2,243,630		2,363,064

Schedule of Changes in Biological Assets
	Current			Non-current
Changes in biological assets:	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2023	December 31, 2022	December 31, 2021
Balance at the beginning of the period	1,861,106	1,327,675	984,417	501,958	402,297	342,249
Business combination(1)	(24,542)	171,362	162,064	—	38,020	12,311
Increase by reproduction (born) and cost to reach maturity	12,889,376	12,225,934	10,069,305	836,047	790,192	592,871
Reduction for slaughter, sale or consumption	(13,522,290)	(12,545,787)	(10,428,491)	(66,503)	(82,344)	(52,846)
Purchases	397,946	536,267	431,500	180,727	164,921	162,930
Decrease by death	(168,073)	(81,952)	(33,141)	(17,865)	(14,886)	(9,707)
Fair value adjustments	(85,715)	36,102	(35,455)	700	4	71
Reclassification from non-current to current	307,195	292,149	211,186	(307,195)	(292,149)	(211,186)
Exchange rate variation	57,150	(100,644)	(33,710)	12,426	602	(7,900)
Amortization	—	—	—	(608,818)	(504,699)	(426,496)
Balance at the end of the period	1,712,153	1,861,106	1,327,675	531,477	501,958	402,297

(1)      Refers to the business combination adjustment of the acquisition of TriOak acquired for the year ended 2022 financial year.